Report Of The Directors Financial Review Risk Report - Stage 2 days past due analysis (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ 269,168	£ 255,421
Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	72,614	91,177
Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	17,109	10,784
Financial assets at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ 3,248	£ 10
ECL coverage %	0.30%	0.30%
Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ 492,408	£ 432,006
Financial assets at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ (1,370)	£ (1,240)
Financial assets at amortised cost | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	1.50%	1.20%
Financial assets at amortised cost | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ 73,717	£ 92,331
Financial assets at amortised cost | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ (1,103)	£ (1,154)
Financial assets at amortised cost | Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	0.30%	0.00%
Financial assets at amortised cost | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ 17,152	£ 10,789
Financial assets at amortised cost | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ (43)	£ (5)
Financial assets at amortised cost | Others
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	0.10%	0.00%
Financial assets at amortised cost | Others | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ 269,755	£ 202,137
Financial assets at amortised cost | Others | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ (137)	£ (9)
Financial assets at amortised cost | Non credit – impaired | Lifetime expected credit losses
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	1.10%	1.10%
Financial assets at amortised cost | Non credit – impaired | Lifetime expected credit losses | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ 19,721	£ 17,518
Financial assets at amortised cost | Non credit – impaired | Lifetime expected credit losses | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ (217)	£ (188)
Financial assets at amortised cost | Non credit – impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	1.90%	1.70%
Financial assets at amortised cost | Non credit – impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	2.20%	1.80%
Financial assets at amortised cost | Non credit – impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | 30 and > DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	0.60%	0.40%
Financial assets at amortised cost | Non credit – impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ 7,817	£ 9,121
Financial assets at amortised cost | Non credit – impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying/nominal amount | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	93	56
Financial assets at amortised cost | Non credit – impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying/nominal amount | 30 and > DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	331	237
Financial assets at amortised cost | Non credit – impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(145)	(158)
Financial assets at amortised cost | Non credit – impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(2)	(1)
Financial assets at amortised cost | Non credit – impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL | 30 and > DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ (2)	£ (1)
Financial assets at amortised cost | Non credit – impaired | Lifetime expected credit losses | Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	5.10%	2.60%
Financial assets at amortised cost | Non credit – impaired | Lifetime expected credit losses | Loans and advances to banks at amortised cost | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Non credit – impaired | Lifetime expected credit losses | Loans and advances to banks at amortised cost | 30 and > DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Non credit – impaired | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ 414	£ 39
Financial assets at amortised cost | Non credit – impaired | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Gross carrying/nominal amount | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Financial assets at amortised cost | Non credit – impaired | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Gross carrying/nominal amount | 30 and > DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	8	0
Financial assets at amortised cost | Non credit – impaired | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(21)	(1)
Financial assets at amortised cost | Non credit – impaired | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Allowance for ECL | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Financial assets at amortised cost | Non credit – impaired | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Allowance for ECL | 30 and > DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ 0	£ 0
Financial assets at amortised cost | Non credit – impaired | Lifetime expected credit losses | Others
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	1.00%	0.00%
Financial assets at amortised cost | Non credit – impaired | Lifetime expected credit losses | Others | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Non credit – impaired | Lifetime expected credit losses | Others | 30 and > DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	16.70%	0.00%
Financial assets at amortised cost | Non credit – impaired | Lifetime expected credit losses | Others | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ 1,662	£ 47
Financial assets at amortised cost | Non credit – impaired | Lifetime expected credit losses | Others | Gross carrying/nominal amount | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	25	0
Financial assets at amortised cost | Non credit – impaired | Lifetime expected credit losses | Others | Gross carrying/nominal amount | 30 and > DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	12	0
Financial assets at amortised cost | Non credit – impaired | Lifetime expected credit losses | Others | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(17)	0
Financial assets at amortised cost | Non credit – impaired | Lifetime expected credit losses | Others | Allowance for ECL | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Financial assets at amortised cost | Non credit – impaired | Lifetime expected credit losses | Others | Allowance for ECL | 30 and > DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ (2)	£ 0
Financial assets at amortised cost | – personal | Non credit – impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	2.40%	2.30%
Financial assets at amortised cost | – personal | Non credit – impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	4.70%	2.00%
Financial assets at amortised cost | – personal | Non credit – impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | 30 and > DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	11.10%	3.40%
Financial assets at amortised cost | – personal | Non credit – impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying/nominal amount | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ 43	£ 49
Financial assets at amortised cost | – personal | Non credit – impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying/nominal amount | 30 and > DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	9	29
Financial assets at amortised cost | – personal | Non credit – impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(15)	(16)
Financial assets at amortised cost | – personal | Non credit – impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(2)	(1)
Financial assets at amortised cost | – personal | Non credit – impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL | 30 and > DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ (1)	£ (1)
Financial assets at amortised cost | – corporate and commercial | Non credit – impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	1.90%	1.70%
Financial assets at amortised cost | – corporate and commercial | Non credit – impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | – corporate and commercial | Non credit – impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | 30 and > DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	0.30%	0.00%
Financial assets at amortised cost | – corporate and commercial | Non credit – impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying/nominal amount | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ 50	£ 7
Financial assets at amortised cost | – corporate and commercial | Non credit – impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying/nominal amount | 30 and > DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	296	199
Financial assets at amortised cost | – corporate and commercial | Non credit – impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(123)	(137)
Financial assets at amortised cost | – corporate and commercial | Non credit – impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Financial assets at amortised cost | – corporate and commercial | Non credit – impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL | 30 and > DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ (1)	£ 0
Financial assets at amortised cost | – financial | Non credit – impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	1.00%	1.40%
Financial assets at amortised cost | – financial | Non credit – impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | – financial | Non credit – impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | 30 and > DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | – financial | Non credit – impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying/nominal amount | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ 0	£ 0
Financial assets at amortised cost | – financial | Non credit – impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying/nominal amount | 30 and > DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	26	9
Financial assets at amortised cost | – financial | Non credit – impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(7)	(5)
Financial assets at amortised cost | – financial | Non credit – impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Financial assets at amortised cost | – financial | Non credit – impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL | 30 and > DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ 0	£ 0